Mezzanine equity (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 14, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Mezzanine equity [Abstract]
Mezzanine equity		$ 25,877,180		$ 0
Dividends paid		$ 1,389	$ 0
Series A Preferred Shares [Member]
Mezzanine equity [Abstract]
Preferred shares issued (in shares)	2,000,000	2,000,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, stated amount (in dollars per share)	$ 25
Preferred shares, dividend rate	1.00%	1.00%		1.00%
Percentage of volume weighted average price of common shares		200.00%
Mezzanine equity		$ 25,877,180	$ 0	$ 0	$ 0
Fair value measurement of preferred stock		25,942,180
Issuance costs		65,000
Series A Preferred Shares [Member] | Toro [Member]
Mezzanine equity [Abstract]
Dividends paid		1,389
Accrued dividend		$ 105,555
Series A Preferred Shares [Member] | Minimum [Member]
Mezzanine equity [Abstract]
Percentage of holders that must provide consent		67.00%
Consecutive trading day period		5 days
Series A Preferred Shares [Member] | Maximum [Member]
Mezzanine equity [Abstract]
Threshold percentage of shares outstanding for redemption		30.00%
Consecutive trading day period		5 days